Income Taxes - Components of Income Tax Benefits/(Expenses) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Major components of tax expense (income) [Abstract]
Previously unrecognized tax benefits from tax loss carryforwards and deductible temporary differences		¥ 105	¥ 489	¥ 1,801
Deferred tax benefit from the reversal of previously written-down deferred tax assets		¥ 105	¥ 541	¥ 5,699
Statutory income tax rate	31.50%	31.70%	33.50%	35.60%	38.00%